COMMITMENTS AND CONTINGENCIES (Details) RUB in Millions, $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013 RUB	Apr. 30, 2011 item	Dec. 31, 2008	Mar. 31, 2015 item	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Future minimum lease payments
2016						$ 67.3				RUB 4,912
2017						67.0				4,883
2018						70.5				5,135
2019						75.6				5,510
2020 and thereafter						92.0				6,702
Total						372.4				27,142
Rent expenses under operating leases						60.0	RUB 4,372	RUB 2,674	RUB 1,790
Purchase commitments
2016						49.4				3,599
2017						15.0				1,090
2018						21.5				1,565
2019						12.9				938
2020						11.4				832
Thereafter						10.6				772
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities, exclusive of interest and penalties						0.5				37
Liability for potential penalties related to unrecognized tax benefits						0.1				5
Liability for potential interest related to unrecognized tax benefits						0.2				11
Accrued contingencies related to non-income taxes						2.1				155
Estimated contingencies related to non-income taxes						$ 1.1				80
Number of international credit that downgraded Russia's sovereign rating | item					2
Yandex.Money
Environment and Current Economic Situation
Percentage of interest in the charter capital sold		75.00%				75.00%	75.00%		75.00%
Yandex.Money | Maximum
Environment and Current Economic Situation
Amount of interest excluded from the percentage of interest sold in the charter capital		RUB 1					RUB 1		RUB 1
Moscow headquarters lease
Lease and Other Commitments
Term of lease	7 years			10 years
Future minimum lease payments
2016										4,383
2017										4,529
2018										4,867
2019										5,380
2020 and thereafter										6,638
Total										25,797
Other leases
Lease and Other Commitments
Number of lease agreements entered into by the entity | item			2
Future minimum lease payments
2016										529
2017										354
2018										268
2019										130
2020 and thereafter										64
Total										RUB 1,345